Note 24 - Capital Management - Risk-based Capital Ratios (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Directly issued capital instruments	$ 215,610	$ 228,471
Contributed surplus	2,485	2,513
Retained earnings	181,238	146,043
Accumulated other comprehensive income	(130)	131
Regulatory capital		476,005
Total risk-weighted assets		$ 3,095,092
CET1 capital ratio		15.38%
Total assets	4,838,484	$ 4,201,610
Tier 1 capital		476,005
Transitional [member]
Statement Line Items [Line Items]
Regulatory capital	481,176
Total risk-weighted assets	$ 3,323,595
CET1 capital ratio	14.48%
Tier 1 capital	$ 481,176
Basel III [member]
Statement Line Items [Line Items]
Regulatory capital	373,503	364,459
Total assets		4,201,610
Total on-balance sheet exposures		4,188,911
Total off-balance sheet exposure at gross notional amount	701,104	481,389
Adjustments for conversion to credit equivalent amount		281,705
Total off-balance sheet exposures	249,345	199,684
Tier 1 capital	373,503	364,459
Total exposures		$ 4,388,595
Leverage ratio		8.30%
Basel III [member] | Transitional [member]
Statement Line Items [Line Items]
Total assets	4,838,484
Total on-balance sheet exposures	4,812,784
Adjustments for conversion to credit equivalent amount	451,759
Total exposures	$ 5,062,129
Leverage ratio	7.38%
Common equity tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 214,824
Contributed surplus		2,513
Retained earnings		146,043
Accumulated other comprehensive income		131
Regulatory capital before adjustments		363,511
Adjustments to capital		(12,699)
Regulatory capital		$ 350,812
CET1 capital ratio		11.33%
Tier 1 capital		$ 350,812
Common equity tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 215,610
Contributed surplus	2,485
Retained earnings	181,238
Accumulated other comprehensive income	(130)
Regulatory capital before adjustments	399,203
Adjustments to capital	(25,700)
Regulatory capital	$ 373,503
CET1 capital ratio	11.24%
Tier 1 capital	$ 373,503
Capital Tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		13,647
Regulatory capital		$ 364,459
CET1 capital ratio		11.78%
Tier 1 capital	(25,700)	$ (12,699)
Tier 1 capital		364,459
Capital Tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	0
Regulatory capital	$ 373,503
CET1 capital ratio	11.24%
Tier 1 capital	$ 373,503
Tier 2 capital [member]
Statement Line Items [Line Items]
Directly issued capital instruments	104,370	109,033
Regulatory capital before adjustments		109,033
Adjustments to capital		2,513
Regulatory capital		111,546
Tier 1 capital		$ 111,546
Tier 2 capital [member] | Transitional [member]
Statement Line Items [Line Items]
Regulatory capital before adjustments	104,370
Adjustments to capital	3,303
Regulatory capital	107,673
Tier 1 capital	$ 107,673